As filed with the Securities and Exchange Commission on August 19, 2015

1933 Act Registration No. 033-17619

1940 Act Registration No. 811-05349

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 484	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 485	☒

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 655-4400

Copies to:

CAROLINE KRAUS, ESQ. Goldman, Sachs & Co. 200 West Street New York, New York 10282	STEPHEN H. BIER, ESQ. Dechert LLP 1095 Avenue of the Americas New York, NY 10036
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following series and classes of the Registrant:

Class A, Class C, Service, Institutional, Class R, Class IR and Class R6 Shares of the Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Bond Fund and Goldman Sachs High Yield Fund.

Class A, Class C, Service, Institutional, Class IR and Class R6 Shares of the Goldman Sachs Short Duration Government Fund and Goldman Sachs Global Income Fund.

Class A, Class C, Institutional, Class R, Class IR and Class R6 Shares of the Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Income Fund and Goldman Sachs Strategic Income Fund.

Class A, Class C, Service, Institutional and Class IR Shares of the Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund and Goldman Sachs Short Duration Tax-Free Fund.

Class A, Class C, Institutional, Class R and Class IR Shares of the Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Dynamic Emerging Markets Debt Fund, Goldman Sachs Long Short Credit Strategies Fund and Goldman Sachs Fixed Income Macro Strategies Fund.

Class A, Administration, Institutional, Class IR and Class R6 Shares of the Goldman Sachs Enhanced Income Fund.

Class A, Service, Institutional, Class IR and Class R6 Shares of the Goldman Sachs High Quality Floating Rate Fund.

Class A, Institutional, Class IR, Separate Account Institutional and Class R6 Shares of the Goldman Sachs U.S. Mortgages Fund and Goldman Sachs Investment Grade Credit Fund.

Class A, Class C, Institutional, Class IR and Class R6 Shares of the Goldman Sachs Emerging Markets Debt Fund.

Class A, Class C, Institutional and Class IR Shares of the Goldman Sachs Local Emerging Markets Debt Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 484 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 484 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 19th day of August, 2015.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline Kraus
Caroline Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	August 19, 2015

[1]Scott M. McHugh Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	August 19, 2015

[1]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	August 19, 2015

[1]Kathryn A. Cassidy Kathryn A. Cassidy	Trustee	August 19, 2015

[1]John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	August 19, 2015

[1]Diana M. Daniels Diana M. Daniels	Trustee	August 19, 2015

[1]Joseph P. LoRusso Joseph P. LoRusso	Trustee	August 19, 2015

[1]Herbert J. Markley Herbert J. Markley	Trustee	August 19, 2015

[1]Jessica Palmer Jessica Palmer	Trustee	August 19, 2015

[1]Alan A. Shuch Alan A. Shuch	Trustee	August 19, 2015

[1]Richard P. Strubel Richard P. Strubel	Trustee	August 19, 2015

[1]Roy W. Templin Roy W. Templin	Trustee	August 19, 2015

[1]Gregory G. Weaver Gregory G. Weaver	Trustee	August 19, 2015

By:	/s/ Caroline Kraus
Caroline Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 10-11, 2015.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Andrew Murphy, Robert Griffith, Matthew Wolfe, and Francesca Mead, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: August 19, 2015

/s/ Caroline Kraus
Caroline Kraus,
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase